Stock-based compensation - Aggregate Intrinsic Value of Options (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding	$ 43	$ 101	$ 144
Exercisable	$ 43	$ 101	$ 144